Rx Fundamental Growth Fund

STARBOARD INVESTMENT TRUST

Rx Fundamental Growth Fund

Supplement to the Prospectus,
Summary Prospectuses and
Statement of Additional Information

June 2, 2014

This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated October 16, 2013 for the Rx Fundamental Growth Fund ("Fund"), a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

This supplement is to update language in the Prospectus dated October 16, 2013 relative to Net Annual Fund Operating Expenses for the Fund and the intent of FolioMetrix, the investment advisor to the Fund ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Fund as portfolio investments, effective June 1, 2014.

Prospectus

One page 2 of the Prospectus, the table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the third and fourth footnotes of the table in their entirety with the following:

3           The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of the Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.

On page 7 of the Prospectus, the section titled "Principal Risks of Investing in the Fund" is revised by removing the risk captioned "Operating Risk" in its entirety.

Investors Should Retain This Supplement for Future Reference